Financial commitments (Details) - Land and Buildings - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Operating lease obligations:
Minimum lease payments payable under non-cancellable operating lease	£ 568	£ 270
Within one year
Operating lease obligations:
Minimum lease payments payable under non-cancellable operating lease	291	270
Between one and five years
Operating lease obligations:
Minimum lease payments payable under non-cancellable operating lease	£ 277	£ 0